Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Revenues	$ 6,168,798	$ 3,318,294	$ 8,110,401
Revenues – related parties	304,875	281,784	228,814
Total Revenues	6,473,673	3,600,078	8,339,215
Cost of revenues	5,195,159	3,039,296	6,193,505
Cost of revenues – related parties	471,849	175,053	148,034
Total cost of revenues	5,667,008	3,214,349	6,341,539
Gross Profit	806,665	385,729	1,997,676
Operating Expenses:
Selling expenses	3,774,666	826,242	1,085,602
General and administrative expenses	8,592,966	4,619,058	3,971,496
Bad debt expenses	1,710,839	2,250,334	909,931
Impairment of long-lived assets		4,344,133	2,267,485
Impairment of goodwill	1,018,870
Research and development expenses	960,598	346,951	334,904
Total Operating Expenses	16,057,939	12,386,718	8,569,418
Loss from Operations	(15,251,274)	(12,000,989)	(6,571,742)
Other Income (Expenses):
Interest expense	(321,686)	(103,340)	(857,551)
Interest income	3,234	1,898	(64)
Other income (expenses), net	177,753	(26,991)	480,054
Loss from disposal of REIT Changjiang		(6,293,149)
Gain from dissolution of subsidiaries	508,345
Gain from disposal of Gu’an REIT			2,231,270
Share of losses in equity method investments	(46,209)	(142,673)
Change in fair value convertible debt	(467,383)	(1,908,830)
Total Other Income (Expenses), net	(145,946)	(8,473,085)	1,853,709
Loss before provision for income taxes	(15,397,220)	(20,474,074)	(4,718,033)
Income taxes provision (benefit)	(17,562)	3,469	569,974
Net loss from continuing operations	(15,379,658)	(20,477,543)	(5,288,007)
Net loss from discontinued operations, net of taxes		(1,596,390)	(7,612,601)
Net Loss	(15,379,658)	(22,073,933)	(12,900,608)
Less: net loss attributable to noncontrolling interest	(750,603)	(969,107)	(1,126,845)
Net loss attributable to ReTo Eco-Solutions, Inc.	(14,629,055)	(21,104,826)	(11,773,763)
Comprehensive Loss:
Net Loss	(15,379,658)	(22,073,933)	(12,900,608)
Other Comprehensive income (loss):
Foreign currency translation adjustments	(1,183,819)	493,769	1,923,316
Comprehensive Loss	(16,563,477)	(21,580,164)	(10,977,292)
Less: comprehensive loss attributable to noncontrolling interest	(680,918)	(938,771)	(1,132,148)
Comprehensive loss attributable to ReTo Eco-Solutions, Inc.	(15,882,559)	(20,641,393)	(9,845,144)
Net loss attributable to ReTo Eco-Solutions, Inc.
Continuing operations	(14,629,055)	(19,508,436)	(4,161,162)
Discontinued operations		(1,596,390)	(7,612,601)
Total	$ (14,629,055)	$ (21,104,826)	$ (11,773,763)
Basic and Diluted Loss Per Share Attributable to ReTo Eco-Solutions, Inc.
Continuing operations (in Dollars per share)	$ (0.38)	$ (0.75)	$ (0.17)
Discontinued operations (in Dollars per share)		(0.06)	(0.32)
Total (in Dollars per share)	$ (0.38)	$ (0.81)	$ (0.49)
Weighted average number of shares
Basic (in Shares)	38,800,974	26,160,750	24,124,884